(Loss))/earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
(Loss))/earnings per share
Summary of (loss)/earnings per share

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Net (loss)/earnings for the period for basic earnings per share	(42,125)	(144,763)	18,685	250,962
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	—	—	—	(258,719)
In-kind interest on financial liabilities at fair value through profit and loss	—	—	—	5,782
Net (loss)/earnings for the period for diluted earnings per share	(42,125)	(144,763)	18,685	(1,975)

	No. of shares	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	132,999,112	82,319,241	116,941,228	80,090,993
Adjustment for calculation of diluted earnings per share upon conversion of:
Financial liabilities at fair value through profit and loss	—	—	4,116,662	37,376,218
Employee share options	—	—	672,691	—
Weighted average issued shares for diluted earnings per share	132,999,112	82,319,241	121,730,851	117,467,211

	£	£	£	£
Basic (loss)/earnings per share	(0.32)	(1.76)	0.16	3.13
Diluted (loss)/earnings per share	(0.32)	(1.76)	0.15	(0.02)